Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Intangible assets subject to amortization:
Gross carrying amount		¥ 3,855,102	¥ 3,707,083
Accumulated amortization		2,690,208	2,505,117
Net carrying amount		1,164,894	1,201,966
Intangible assets not subject to amortization:
Net carrying amount, Other	[1]	20,100	37,560
Total intangible assets, Net carrying amount		1,184,994	1,239,526
Mortgage Servicing Rights [Member]
Intangible assets not subject to amortization:
Net carrying amount, Other		11,355	29,641
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount		3,025,769	2,852,273
Accumulated amortization		2,249,340	2,096,635
Net carrying amount		776,429	755,638
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount		555,796	567,886
Accumulated amortization		290,641	264,636
Net carrying amount		265,155	303,250
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount		164,979	174,802
Accumulated amortization		102,958	100,022
Net carrying amount		62,021	74,780
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount		92,422	94,748
Accumulated amortization		41,629	38,055
Net carrying amount		50,793	56,693
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount		16,136	17,374
Accumulated amortization		5,640	5,769
Net carrying amount		¥ 10,496	¥ 11,605

[1]	Intangible assets not subject to amortization includes ¥29,641 million and ¥11,355 million of mortgage servicing rights accounted for at fair value at March 31, 2020 and 2021, respectively.